Investment securities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Available-for-sale securities
Amortized cost	SFr 2,915	SFr 2,311
Gross unrealized gains, Securities	50	68
Gross unrealized losses, Securities	0	0
Fair value	2,965	2,379
Debt securities
Available-for-sale securities
Amortized cost, Debt Securities	2,848	2,228
Gross unrealized gains, Debt securities	27	43
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	2,875	2,271
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities	1,665	1,919
Gross unrealized gains, Debt securities	27	43
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	1,692	1,962
Corporate debt securities
Available-for-sale securities
Amortized cost, Debt Securities	250	309
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	250	309
Residential mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	687	0
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	687	0
Commercial mortgage-backed securities
Available-for-sale securities
Amortized cost, Debt Securities	246	0
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value, Debt securities	246	0
Equity securities
Available-for-sale securities
Amortized cost, Equity securities	67	83
Gross unrealized gains, Equity securities	23	25
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	90	108
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost, Equity securities	63	72
Gross unrealized gains, Equity securities	23	25
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	86	97
Industry and all other
Available-for-sale securities
Amortized cost, Equity securities	4	11
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value, Equity securities	SFr 4	SFr 11